UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 1, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    129

Form 13F Information Table Value total: $475,520 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      208    10000 SH       SOLE                                      10000
3M Company                     COM              88579y101     1064    14824 SH       SOLE                                      14824
AT&T, Inc.                     COM              00206R102     5962   209036 SH       SOLE                                     209036
Abbott Laboratories            COM              002824100      398     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    11531   218890 SH       SOLE                                     218890
AllState Corp.                 COM              020002101      231     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1599    59634 SH       SOLE                                      59634
American Express Co.           COM              025816109      397     8841 SH       SOLE                                       8841
American Oriental Bioengineeri COM              028731107        7    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100      745    13553 SH       SOLE                                      13553
Apache Corp.                   COM              037411105     7890    98324 SH       SOLE                                      98324
Apple Computer                 COM              037833100     1343     3521 SH       SOLE                                       3521
Automatic Data Processing      COM              053015103      247     5230 SH       SOLE                                       5230
Banco LatinoAmericano          COM              P16994132    11642   764400 SH       SOLE                                     764400
BankAmerica Corp.              COM              060505104      116    18914 SH       SOLE                                      18914
Belo Corporation               COM              080555105      279    57000 SH       SOLE                                      57000
Berkshire Hathaway Cl A        COM              084670108     1175       11 SH       SOLE                                         11
Berkshire Hathaway Cl B        COM              084670702    45965   647036 SH       SOLE                                     647036
Berry Petroleum Cl A           COM              085789105     5564   157260 SH       SOLE                                     157260
Bristol Myers Squibb           COM              110122108     1233    39303 SH       SOLE                                      39303
Brookdale Sr Living Inc        COM              112463104      970    77324 SH       SOLE                                      77324
Campbell Soup Co.              COM              134429109     4289   132500 SH       SOLE                                     132500
Caterpillar Inc.               COM              149123101     3724    50430 SH       SOLE                                      50430
Chevron Corp.                  COM              166764100     1707    18437 SH       SOLE                                      18437
Cisco Systems Inc.             COM              17275R102     4084   263477 SH       SOLE                                     263477
Coca Cola Co.                  COM              191216100     2514    37215 SH       SOLE                                      37215
Colgate Palmolive Co.          COM              194162103      212     2393 SH       SOLE                                       2393
Comcast Corp. Special Class A  COM              20030n200      577    27855 SH       SOLE                                      27855
Computer Sciences Corp.        COM              205363104      990    36875 SH       SOLE                                      36875
ConocoPhillips                 COM              20825c104      373     5894 SH       SOLE                                       5894
Corrections Corp Amer          COM              22025y407    15050   663266 SH       SOLE                                     663266
Covidien Ltd                   COM              g2554f113      316     7172 SH       SOLE                                       7172
Credo Petroleum                COM              225439207      285    34000 SH       SOLE                                      34000
DIRECTV Ser A                  COM              25490A101     1123    26562 SH       SOLE                                      26562
DJ STOXX 50 ETF Index          COM              78463x103      371    13308 SH       SOLE                                      13308
Darden  Restaurants, Inc.      COM              237194105      214     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1502    48954 SH       SOLE                                      48954
Dominion Resources, Inc.       COM              25746u109     1317    25947 SH       SOLE                                      25947
Duke Energy Corp.              COM              26441c105     3379   169019 SH       SOLE                                     169019
E. I. Dupont de Nemours & Co.  COM              263534109      228     5713 SH       SOLE                                       5713
Eaton Corp.                    COM              278058102      260     7330 SH       SOLE                                       7330
Exxon Mobil Corp.              COM              30231G102    14520   199919 SH       SOLE                                     199919
Fairfax Financial Hld          COM              303901102    69021   179424 SH       SOLE                                     179424
FedEx Corp.                    COM              31428X106     2203    32545 SH       SOLE                                      32545
Gannett Co. Inc.               COM              364730101     5857   614635 SH       SOLE                                     614635
General Electric Co.           COM              369604103     4667   306622 SH       SOLE                                     306622
General Mills Inc.             COM              370334104     1743    45286 SH       SOLE                                      45286
Google Inc Class A             COM              038259P50      258      501 SH       SOLE                                        501
HCA Holdings, Inc.             COM              40412C101     2985   148050 SH       SOLE                                     148050
HCC Ins Hldgs                  COM              404132102     4374   161709 SH       SOLE                                     161709
HCP Inc                        COM              40414L109     4139   118050 SH       SOLE                                     118050
Halliburton Inc.               COM              406216101     5180   169740 SH       SOLE                                     169740
HealthStream Inc.              COM              42222n103      174    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      456    20300 SH       SOLE                                      20300
Home Depot Inc.                COM              437076102     2622    79770 SH       SOLE                                      79770
Intel Corp.                    COM              458140100     6165   288973 SH       SOLE                                     288973
International Business Machine COM              459200101     9645    55155 SH       SOLE                                      55155
J. P. Morgan Chase & Co. Inc.  COM              46625h100      327    10845 SH       SOLE                                      10845
Johnson & Johnson              COM              478160104     7759   121821 SH       SOLE                                     121821
Kraft Inc.                     COM              50075n104     8737   260185 SH       SOLE                                     260185
L-3 Communications             COM              502424104      338     5450 SH       SOLE                                       5450
Leucadia Natl Corp             COM              527288104     1261    55580 SH       SOLE                                      55580
Level 3 Commun                 COM              52729N308     7650  5134400 SH       SOLE                                    5134400
Loews Corp.                    COM              540424108    15505   448770 SH       SOLE                                     448770
Lowes Companies                COM              548661107     2221   114864 SH       SOLE                                     114864
McCormick                      COM              579780206      715    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2031    23130 SH       SOLE                                      23130
Mead Johnson Nutrition         COM              582839106      389     5647 SH       SOLE                                       5647
Media General                  COM              584404107      253   132300 SH       SOLE                                     132300
Medtronic Inc.                 COM              585055106     3735   112353 SH       SOLE                                     112353
Merck & Company Inc.           COM              58933y105     3703   113242 SH       SOLE                                     113242
Microsoft Corp.                COM              594918104     5082   204183 SH       SOLE                                     204183
Morgan Stanley                 COM              617446448      148    10928 SH       SOLE                                      10928
National Health Invstrs        COM              63633d104    14469   343441 SH       SOLE                                     343441
National Healthcare            COM              635906100      749    23178 SH       SOLE                                      23178
News Corp. Ltd. Cl A           COM              65248e104      462    29820 SH       SOLE                                      29820
News Corp. Ltd. Cl B           COM              65248e203     1809   115930 SH       SOLE                                     115930
Novartis AG                    COM              66987v109     2267    40643 SH       SOLE                                      40643
Oracle                         COM              68389x105      513    17861 SH       SOLE                                      17861
Overstock                      COM              690370101     5855   631580 SH       SOLE                                     631580
Pall Corp.                     COM              696429307     7501   176906 SH       SOLE                                     176906
Peoples United Financial       COM              712704105    12493  1095900 SH       SOLE                                    1095900
PepsiCo Inc.                   COM              713448108     1602    25874 SH       SOLE                                      25874
Pfizer Inc.                    COM              717081103      702    39679 SH       SOLE                                      39679
Philip Morris Intl             COM              718172109     4256    68234 SH       SOLE                                      68234
Pinnacle Airlines              COM              723443107       53    18000 SH       SOLE                                      18000
ProShs UltraShort 20yr+ Treasu COM              74347R297      305    15675 SH       SOLE                                      15675
Procter & Gamble Co.           COM              742718109     9805   155184 SH       SOLE                                     155184
Regions Financial Corp.        COM              7591ep100      199    59855 SH       SOLE                                      59855
Republic Services Inc.         COM              760759100     6439   229463 SH       SOLE                                     229463
Roche Holdings                 COM              771195104     1877    46351 SH       SOLE                                      46351
SPDR Gold Trust                COM              78463V107      350     2216 SH       SOLE                                       2216
SPDR Utilities Select          COM              81369Y886      584    17385 SH       SOLE                                      17385
Schlumberger Ltd.              COM              806857108     6674   111738 SH       SOLE                                     111738
Scripps Networks Interactive,  COM              811065101     1265    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1422    48455 SH       SOLE                                      48455
Sigma Aldrich Corp.            COM              826552101      247     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      387    21542 SH       SOLE                                      21542
Syntroleum                     COM              871630109      922  1072309 SH       SOLE                                    1072309
Sysco Corp.                    COM              871829107     5463   210935 SH       SOLE                                     210935
TJX Companies, Inc.            COM              872540109      555    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     6036   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      512    10717 SH       SOLE                                      10717
Travelers Inc.                 COM              89417e109      811    16646 SH       SOLE                                      16646
US Bancorp                     COM              902973304      309    13125 SH       SOLE                                      13125
United Parcel Svc. Inc. CL B   COM              911312106     4057    64250 SH       SOLE                                      64250
United Technologies            COM              913017109     6381    90693 SH       SOLE                                      90693
UnitedHealth Group             COM              91324p102     1292    28005 SH       SOLE                                      28005
Vanguard Emerging Markets ETF  COM              922042858     1536    42871 SH       SOLE                                      42871
Vanguard Large-Cap Exchanged T COM              922908637      354     6845 SH       SOLE                                       6845
Vanguard Mid-Cap Exchange Trad COM              922908629      219     3364 SH       SOLE                                       3364
Vanguard Small-Cap VIPERs      COM              922908751      336     5480 SH       SOLE                                       5480
Verizon Communications         COM              92343v104      331     8982 SH       SOLE                                       8982
Vodafone Group PLC ADS         COM              92857w209     5682   221419 SH       SOLE                                     221419
Vulcan Materials               COM              929160109      405    14700 SH       SOLE                                      14700
Wal-Mart Stores Inc.           COM              931142103     6290   121204 SH       SOLE                                     121204
Walt Disney Co.                COM              254687106     3682   122067 SH       SOLE                                     122067
Washington Post Co.            COM              939640108      853     2609 SH       SOLE                                       2609
Wells Fargo & Co.              COM              949746101     1137    47120 SH       SOLE                                      47120
Western Union                  COM              959802109     1012    66207 SH       SOLE                                      66207
White Mountain Ins             COM              G9618E107     2174     5359 SH       SOLE                                       5359
iShares FTSE China 25 Index Fu COM              464287184     1831    59400 SH       SOLE                                      59400
iShares MSCI Emerging Markets  COM              464287234      633    18026 SH       SOLE                                      18026
iShares MSCI Pacific Rim       COM              464286665     1752    47643 SH       SOLE                                      47643
iShares MidCap 400             COM              464287507      284     3639 SH       SOLE                                       3639
iShares Russell 1000 Index ETF COM              464287622      369     5905 SH       SOLE                                       5905
iShares Russell Mid-Cap Index  COM              464287499      207     2344 SH       SOLE                                       2344
iShares S&P SmallCap 600 Index COM              464287804     2426    41435 SH       SOLE                                      41435
Natl Healthcare Cv Prf         PFD CV           635906209      444    33125 SH       SOLE                                      33125